Employee Benefit Plans (Narrative) (Detail) (USD $)	9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		11 Months Ended
	Sep. 30, 2014	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2011	Nov. 16, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan	$ 0
2GIG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan		25,000	36,000	36,000	0
2GIG [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan						$ 79,000